Stockholders Deficit (Details 2) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance at beginning			1,150,000	200,000	200,000
Exercised	(30,000)		(30,000)
Granted			315,000	1,150,000
Forfeited/Cancelled
Balance at end			3,075,000	1,150,000	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance at beginning			$ 0.835	$ 0.375	$ 0.375
Exercised			2.60
Granted		$ 3.00	0.883	0.835
Forfeited/Cancelled
Balance at end			$ 0.883	$ 0.835	$ 0.375
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Remaining Contractual Life [Roll Forward]
Balance at beginning		5 years	8 years 1 month 28 days	2 years 2 months 5 days	2 years 2 months 5 days
Granted			8 years 4 months 17 days	10 years
Balance at end			8 years	8 years 1 month 28 days	2 years 2 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Roll Forward]
Balance at beginning			$ 3,404,000	$ 324,829	$ 324,829
Exercised			(78,000)	3,404,000
Granted			6,220,850
Balance at end			$ 6,142,850	$ 3,404,000	$ 324,829